Stockholders' Equity (Cumulative Share Repurchases) (Details) - USD ($) $ / shares in Units, $ in Millions					6 Months Ended	87 Months Ended	93 Months Ended
	Feb. 26, 2020	Jan. 09, 2020	Oct. 30, 2019	Apr. 30, 2019	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2020
Equity [Abstract]
Number of Shares Repurchased (in shares)	505,101		446,830	656,433	505,101	4,391,519	4,896,620
Weighted-Average Price per Share (in usd per share)	$ 17.50		$ 17.50	$ 20.25	$ 17.50	$ 20.95	$ 20.59
Stock repurchase, value	$ 8.8	$ 1.7	$ 7.8	$ 13.3